Loan Servicing Assets and Liabilities	12 Months Ended
Dec. 31, 2017
Entity Information [Line Items]
Loan Servicing Assets and Liabilities
Loan Servicing Assets and Liabilities
Prosper accounts for servicing assets and liabilities at their estimated fair values with changes in fair values recorded in servicing fees.  The initial asset or liability is recognized when Prosper sells Borrower Loans to unrelated third-party buyers through the Whole Loan Channel and the servicing rights are retained. The servicing assets and liabilities are measured at fair value throughout the servicing period. The total gains and losses recognized on the sale of such Borrower Loans for the year ended December 31, 2017 were a gain of $11.4 million and a loss of $60.1 million from the Fair Value of Warrants Vested on the Sale of Borrower Loans to the Consortium. Prosper initially records servicing assets and liabilities at their estimated fair values when Prosper sells Borrower Loans in their entirety to unrelated third-party buyers. The total gains recognized on the sale of such Borrower Loans were $3.6 million and $14.2 million for the years ended December 31, 2016 and 2015 respectively.
At December 31, 2017, Borrower Loans that were sold to unrelated third parties, but for which we retained servicing rights had a total outstanding principal balance of $3.7 billion, original terms of either 36 or 60 months and had monthly payments with fixed interest rates ranging from 5.31% to 35.52% and maturity dates through December 2022.  At December 31, 2016, Borrower Loans that were sold but for which we retained servicing rights had a total outstanding principal balance of $3.5 billion, original terms between 36 and 60 months and had monthly payments with fixed interest rates ranging from 5.32% to 35.52% and maturity dates through December 2021.
$39.0 million, $38.9 million and $22.1 million of contractually specified servicing fees, late charges and ancillary fees are included on our Statement of Operations in Servicing Fees, Net for the years ended December 31, 2017, 2016 and 2015, respectively.
Fair value
Valuation method – Prosper uses a discounted cash flow valuation methodology generally consisting of developing an estimate of future cash flows that are expected to occur over the life of a financial instrument and then discounting those cash flows at a rate of return that results in the fair value amount.
Significant unobservable inputs presented in the table within Note 7 below are those that Prosper considers significant to the estimated fair values of the servicing assets and liabilities. The following is a description of the significant unobservable inputs provided in the table.
Market servicing rate – Prosper estimates adequate market servicing rates that would fairly compensate a substitute servicer should one be required, which includes the profit that would be demanded in the marketplace. This rate is stated as a fixed percentage of outstanding principal balance on a per annum basis. Prosper estimated these market servicing rates based on observable market rates for other loan types in the industry and bids from subservicing providers, adjusted for the unique loan attributes that are present in the specific loans that Prosper sells and services and information from a backup service provider.
Discount rate – The discount rate is a rate of return used to discount future expected cash flows to arrive at a present value, which represents the fair value of the loan servicing rights. We used a range of discount rates for the servicing assets and liabilities based on comparable observed valuations of similar assets and publicly available disclosures related to servicing valuations, with comparability adjustments made to account for differences with Prosper’s servicing assets.
Default Rate – The default rate presented in Note 7 is an annualized, average estimate considering all Borrower Loan categories (i.e. Prosper ratings and duration), and represents an aggregate of conditional default rate curves for each credit grade or Borrower Loan category. Each point on a particular Borrower Loan category’s curve represents the percentage of principal expected to default per period based on the term and age of the underlying Borrower Loans. The assumption regarding defaults directly reduces servicing revenues because the amount of servicing revenues received is based on the amount collected each period.
Prepayment Rate – The prepayment rate presented in Note 7 is an annualized, average estimate considering all Borrower Loan categories (i.e. Prosper ratings and duration), and represents an aggregate of conditional prepayment rate curves for each credit grade or Borrower Loan category. Each point on a particular Borrower Loan category’s curve represents the percentage of principal expected to prepay per period based on the term and age of the underlying Borrower Loans.  Prepayments reduce servicing revenues as they shorten the period over which we expect to collect fees on the Borrower Loans, which is used to project future servicing revenues.

Prosper Funding LLC
Entity Information [Line Items]
Loan Servicing Assets and Liabilities
Loan Servicing Assets and Liabilities
Prosper Funding initially records servicing assets and liabilities at their estimated fair values when Prosper Funding sells whole loans to unrelated third-party buyers. The total losses recognized on the sale of the whole loans were $48.7 million for the year ended December 31, 2017, and the total gains recognized were $3.6 million and $14.2 million for the years ended December 31, 2016 and 2015 respectively.
At December 31, 2017, loans that were sold but for which we retained servicing rights had a total outstanding principal balance of $3.7 billion, original terms of either 36 or 60 months and had monthly payments with fixed interest rates ranging from 5.31% to 35.52% and maturity dates through December 2021.  At December 31, 2016, loans that were sold but for which we retained servicing rights had a total outstanding principal balance of $3.4 billion, original terms between 36 and 60 months and had monthly payments with fixed interest rates ranging from 5.32% to 35.52% and Maturity dates through December 2020.
$38.5 million, $38.2 million and $20.4 million of contractually specified servicing fees, late charges and ancillary fees are included on our Statement of Operations in Servicing Fees, Net for the years ended December 31, 2017, 2016, and 2015 respectively.
Fair value
Valuation method  – Discounted cash flow valuation methodology generally consists of developing an estimate of future cash flows that are expected to occur over the life of a financial instrument and then discounting those cash flows at a rate of return that results in the fair value amount.
Significant unobservable inputs presented in the table presented below within Note 6 are those that Prosper Funding considers significant to the estimated fair values of the servicing assets and liabilities. The following is a description of the significant unobservable inputs provided in the table.
Market servicing rate – Prosper Funding estimates adequate market servicing rates that would fairly compensate a substitute servicer should one be required, which includes the profit that would be demanded in the marketplace. This rate is stated as a fixed percentage of outstanding principal balance on a per annum basis. Prosper Funding estimated these market servicing rates based on observable market rates for other loan types in the industry and bids from subservicing providers, adjusted for the unique loan attributes that are present in the specific loans that Prosper Funding sells and services and information from a backup service provider.
Discount rate – The discount rate is a rate of return used to discount future expected cash flows to arrive at a present value, which represents the fair value of the loan servicing rights. We used a range of discount rates for the servicing assets and liabilities based on comparable observed valuations of similar assets and publicly available disclosures related to servicing valuations, with comparability adjustments made to account for differences with Prosper Funding’s servicing assets.
Default Rate – The default rate presented in Note 6 is an annualized, average estimate considering all loan categories (i.e. Prosper ratings and duration), and represents an aggregate of conditional default rate curves for each credit grade or loan category. Each point on a particular loan category’s curve represents the percentage of principal expected to default per period based on the term and age of the underlying loans. The assumption regarding defaults directly reduces servicing revenues because the amount of servicing revenues received is based on the amount collected each period.
Prepayment Rate – The prepayment rate presented in Note 6 is an annualized, average estimate considering all Borrower Loan categories (i.e. Prosper ratings and duration), and represents an aggregate of conditional prepayment rate curves for each credit grade or Borrower Loan category. Each point on a particular Borrower Loan category’s curve represents the percentage of principal expected to prepay per period based on the term and age of the underlying Borrower Loans.  Prepayments reduce servicing revenues as they shorten the period over which we expect to collect fees on the Borrower Loans, which is used to project future servicing revenues.